36) Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
PIS and COFINS	R$ 2,702,641	R$ 2,632,829
Pension Contributions	1,785,787	1,799,047
IRPJ/CSLL on losses of credits	1,262,225	1,264,448
IRPJ/CSLL on MTM	635,802	626,341
INSS of Autonomous	R$ 333,852	490,651
Social security contribution on remunerations paid to third-party service providers	20.00%
Social security contribution on remunerations paid to third-party service providers - Additional	2.50%
INSS - Contribution to SAT	R$ 440,524	432,873
PIS and COFINS by the cumulative regime	415,785	370,997
Contingent liabilities classified as possible losses
Contingent liabilities classified as possible losses, civil claims	7,222,015	6,272,466
Contingent liabilities classified as possible losses, tax proceedings	35,761,167	33,474,303
IRPJ and CSLL deficiency note - 2013 to 2015	9,431,944	9,216,012
IRPJ and CSLL - 2006 to 2016	7,251,952	7,169,765
COFINS - 2011 and 2012	5,354,315	5,172,183
Leasing companies' Tax on Services of any Nature (ISSQN)	2,485,745	2,537,997
PIS and COFINS notifications and disallowances of compensations	1,444,586	1,490,269
Social Security Contribution Taxes - 2014 and 2015	2,079,650	1,268,227
IRPJ and CSLL deficiency note - 2000 to 2014	848,605	1,187,411
IRPJ and CSLL deficiency note - 2005 to 2013	834,272	925,806
IRPJ and CSLL deficiency note - 2008 to 2013	649,441	608,860
PLR - Profit Sharing Program - 2009 to 2011	R$ 463,501	R$ 401,417
Contribution Increase To [Member]
Statement Line Items [Line Items]
INSS - Contribution to SAT - Percent	3.00%
Contribution [Member]
Statement Line Items [Line Items]
INSS - Contribution to SAT - Percent	1.00%